Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operations
Summarized balance sheet and income statement information for this property is as follows:

Balance Sheets

As of December 31,
2016
Real estate properties, net	$12,260
Other assets	281
Assets of discontinued operations	$12,541

Other liabilities	$45
Liabilities of discontinued operations	$45

Statements of Operations

	Year Ended December 31,
	2017	2016	2015
Rental income	$17	$68	$114
Real estate taxes	(88)	(97)	(92)
Utility expenses	(97)	(146)	(161)
Other operating expenses	(202)	(300)	(272)
General and administrative	(76)	(114)	(114)
Increase in carrying value of property included in discontinued operations	619	—	—
Income (loss) from discontinued operations	$173	$(589)	$(525)
Below are the components of our income from discontinued operations:

	Year Ended December 31,
	2017	2016	2015
Net gain (loss) on issuance of shares by Select Income REIT	$72	$86	$(42,145)
Loss on impairment of Select Income REIT investment	—	—	(203,297)
Equity in earnings of Select Income REIT	21,584	35,381	18,620
Income (loss) from property discontinued operations	173	(589)	(525)
Income (loss) from discontinued operations	$21,829	$34,878	$(227,347)